CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Warrants CNY	Statutory reserve USD ($)	Statutory reserve CNY	Accumulated deficits USD ($)	Accumulated deficits CNY	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY	Total ChinaEdu Corporation shareholders' equity USD ($)	Total ChinaEdu Corporation shareholders' equity CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY	Comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2008		674,144		4,573		734,733	5,555		9,597		(143,709)		(20,920)		589,829		84,315
Beginning Balance (in shares) at Dec. 31, 2008				55,038,649
Repurchase of ordinary shares (in shares)				(7,828,800)
Repurchase of ordinary shares (note 17)		(76,634)		(536)		(76,098)									(76,634)
Forfeiture of warrants (note 16)						3,672	(3,672)
Exercise of share options (note 13) (in shares)				565,677
Exercise of share options (note 13)		4,163		39		4,124									4,163
Share-based compensation		7,416				7,416									7,416
Provision for statutory reserve									4,064		(4,064)
Foreign currency translation adjustments		276											276		276			276
Change in fair value of available-for-sale investments		144											144		144			144
Net income		66,852									34,779				34,779		32,073	66,852
Capital contribution by a noncontrolling shareholder		1,960															1,960
Dividend to noncontrolling shareholders of subsidiaries		(16,168)															(16,168)
Comprehensive income net of tax																		67,272
Ending Balance at Dec. 31, 2009		662,153		4,076		673,847	1,883		13,661		(112,994)		(20,500)		559,973		102,180
Ending Balance (in shares) at Dec. 31, 2009				47,775,526
Repurchase of ordinary shares (in shares)				(852,144)
Repurchase and cancellation of ordinary shares (note 17)		(13,468)		(57)		(13,411)									(13,468)
Forfeiture of warrants (note 16)						1,883	(1,883)
Exercise of share options (note 13) (in shares)				765,924
Exercise of share options (note 13)		6,098		52		6,046									6,098
Share-based compensation		6,283				6,283									6,283
Provision for statutory reserve									15,931		(15,931)
Foreign currency translation adjustments		(1,188)											(2,139)		(2,139)		951	(1,188)
Change in fair value of available-for-sale investments		(85)											(85)		(85)			(85)
Net income		76,157									39,317				39,317		36,840	76,157
Capital contribution by a noncontrolling shareholder		1,470															1,470
Dividend to noncontrolling shareholders of subsidiaries		(7,102)															(7,102)
Comprehensive income net of tax																		74,884
Acquisition of noncontrolling interest		(854)															(854)
Ending Balance at Dec. 31, 2010		729,464		4,071		674,648			29,592		(89,608)		(22,724)		595,979		133,485
Ending Balance (in shares) at Dec. 31, 2010				47,689,306
Repurchase of ordinary shares (in shares)				(590,205)
Repurchase and cancellation of ordinary shares (note 17)		(8,243)		(38)		(8,205)									(8,243)
Exercise of share options (note 13) (in shares)				116,787
Exercise of share options (note 13)		598		8		590									598
Share-based compensation		6,483				6,483									6,483
Provision for statutory reserve									7,043		(7,043)
Foreign currency translation adjustments		(751)											(7,019)		(7,019)		6,268	(751)
Change in fair value of available-for-sale investments		187											187		187			187
Net income	8,989	56,573									16,821				16,821		39,752	56,573
Capital contribution by a noncontrolling shareholder		2,960															2,960
Dividend to noncontrolling shareholders of subsidiaries		(15,212)															(15,212)
Comprehensive income net of tax																		56,009
Ending Balance at Dec. 31, 2011	$ 122,668	772,059	$ 642	4,041	$ 107,011	673,516		$ 5,821	36,635	$ (12,684)	(79,830)	$ (4,696)	(29,556)	$ 96,094	604,806	$ 26,574	167,253
Ending Balance (in shares) at Dec. 31, 2011			47,215,888